REPORTABLE SEGMENTS - Schedule of Assets and Liabilities by Reportable Segment (Details) - Galaxy Digital Holdings, LP - USD ($) $ in Thousands	Dec. 31, 2024	Dec. 31, 2023
Segment Reporting Information [Line Items]
Total assets	$ 7,119,855	$ 3,594,280
Total liabilities	4,925,503	1,883,109
Digital Assets
Segment Reporting Information [Line Items]
Total assets	3,723,814	1,978,031
Total liabilities	3,163,499	1,679,765
Data Centers
Segment Reporting Information [Line Items]
Total assets	199,694	114,529
Total liabilities	0	0
Treasury and Corporate
Segment Reporting Information [Line Items]
Total assets	3,196,347	1,501,720
Total liabilities	$ 1,762,004	$ 203,344